EQUITY (Tables)	12 Months Ended
Dec. 31, 2018
EQUITY
Schedule of distribution of capital

	Common Shares		Preferred Shares		Grand Total
Shareholders	Number	%	Number	%	Number	%
Controlling Group	540,033,264	94.47%	704,207,855	62.91%	1,244,241,119	73.58%
Telefónica Latinoamérica Holding, S.L.	46,746,635	8.18%	360,532,578	32.21%	407,279,213	24.09%
Telefónica	198,207,608	34.67%	305,122,195	27.26%	503,329,803	29.76%
SP Telecomunicações Participações	294,158,155	51.46%	38,537,435	3.44%	332,695,590	19.67%
Telefónica Chile	920,866	0.16%	15,647	0.00%	936,513	0.06%
Other shareholders	29,320,789	5.13%	415,131,868	37.09%	444,452,657	26.28%
Treasury Shares	2,290,164	0.40%	983	0.00%	2,291,147	0.14%
Total shares	571,644,217	100.00%	1,119,340,706	100.00%	1,690,984,923	100.00%
Treasury Shares	(2,290,164)		(983)		(2,291,147)
Total shares outstanding	569,354,053		1,119,339,723		1,688,693,776

Schedule of other capital reserves

	12.31.18	12.31.17
Excess of the value in the issue or capitalization, in relation to the basic value of the share on the issue date (1)	2,735,930	2,735,930
Cancelation of treasury shares according to the Special Shareholders' Meeting (SGM) of 3/12/15 (2)	(112,107)	(112,107)
Direct costs of capital increases (3)	(62,433)	(62,433)
Incorporation of shares of GVTPart. (4)	(1,188,707)	(1,188,707)
Effects of the acquisition of Lemontree and GTR by Company and Tglog by TData (5)	(75,388)	(75,388)
Preferred shares delivered referring to the judicial process of expansion plan (6)	2	2
Effects of the acquisition of Terra Networks Brasil by TData (7)	(59,029)	(59,029)
Other	10	—
Total	1,238,278	1,238,268

(1)    Refers to the excess of the value in the issue or capitalization, in relation to the basic value of the share on the issue date.

(2)    The cancellation of 2,332,686 shares issued by the Company, held in treasury, approved at the Special Shareholders' Meeting held on March 12, 2015.

(3)    Refers to direct costs (net of taxes) of Company capital increases on April 28, 2015 and April 30, 2015, arising from the Primary Offering of Shares.

(4)    Refers to the difference between the economic values of the merger of shares of GVTPart. and market value of shares, issued on the transaction closing date.

(5)    Regarding the effects of the acquisition of shares of non-controlling shareholders that, with the adoption of IFRS 10 35 and 36, would be recorded in equity when there is no change in the shareholding control.

(6)    Refers to the effects of write-offs due to the transfer of 62 preferred shares in treasury to outstanding shares, for compliance with judicial process decisions in which the Company is involved regarding rights to the complementary receipt of shares calculated in relation to network expansion plans after 1996.

(7)    Refers to the effects of TData's acquisition of Terra Networks, related to the difference between the consideration given in exchange for the equity  interest obtained and the value of the net assets acquired (Note 1 c.2).

Schedule of treasury shares

	Shares
				In thousands of
Treasury stock	Common shares	Preferred shares	Total	reais
At 12.31.16	2,290,164	339	2,290,503	(87,790)
Acquisition of shares in the financial market (2)	—	706	706	(32)
Transfer of lawsuits concerning judicial proceedings (1)	—	(62)	(62)	2
At 12.31.17	2,290,164	983	2,291,147	(87,820)
At 12.31.18	2,290,164	983	2,291,147	(87,820)

(1)    The Company acquired preferred shares issued by the Company in the financial market: (i) on June 1, 2017, 45 shares at a unit price of R$ 47.31, totaling R$ 2; and (ii) on July 5, 2017, 661 shares at a unit price of R$45.26, totaling R$32.

(2)    Refers to the transfer of preferred shares in treasury to outstanding shares to comply with decisions of lawsuits in which the Company is involved that deals with rights to the complementary receipt of shares calculated in relation to plans to expand the network after 1996.

Schedule of income reserves

		Expansion and
		Modernization
	Legal reserve	Reserve	Tax incentives	Total
At 12.31.16	1,907,905	550,000	17,069	2,474,974
Reversal of reserves	—	(550,000)	—	(550,000)
Recording of reserves	230,439	297,000	10,815	538,254
At 12.31.17	2,138,344	297,000	27,884	2,463,228
Reversal of reserves	—	(297,000)	—	(297,000)
Recording of reserves	446,413	1,700,000	11,529	2,157,942
At 12.31.18	2,584,757	1,700,000	39,413	4,324,170

Schedule of calculation of dividends and interest on equity

	2018	2017
Net income for the year	8,928,258	4,608,790
Allocation to legal reserve	(446,413)	(230,439)
(-) Tax incentives - not distributable	(11,529)	(10,815)
Adjusted net income	8,470,316	4,367,536
Dividend and IOE distributed for the year:	(4,550,000)	(2,416,639)
Interest on equity (gross)	(4,550,000)	(2,416,639)
Balance of unallocated net income	3,920,316	1,950,897
(+) Reversal special reserve for modernization and expansion	297,000	550,000
(-) Effects of the initial adoption of IFRS 9 and 15, net of taxes in 01.01.18	(138,663)	—
(+) Unclaimed dividends and interest on equity	152,770	101,778
(+-) Actuarial gains (losses) recognized and effect of limitation of surplus plan assets, net of taxes and other changes	(62,739)	(113,811)
Income available to be distributed	4,168,684	2,488,864
Proposal for Distributions:
Special reserve for modernization and expansion	1,700,000	297,000
Additional proposed dividends	2,468,684	2,191,864
Proposed additional dividends - Net income for the year	2,171,684	1,641,864
Proposed additional dividends - Based on prior year's net income, referring to the reversal of the special reserve for expansion and modernization	297,000	550,000
Total	4,168,684	2,488,864
Mandatory minimum dividend - 25% of adjusted net income	2,117,579	1,091,884

Schedule of proposed for deliberation per share

Total proposed for deliberation - per share	2018	2017
Common shares	1.371013	1.217277
Preferred shares (1)	1.508114	1.339005
(1)	10% higher than the amount allocated to each common share, under Article 7 of the Company Articles of Incorporation.

Schedule of allocation of interim dividends and interest on equity

2018

Dates			Gross Amount			Net Value			Amount per Share (1)
		Beginning of
Approval	Credit	Payment	Common	Preferred (2)	Total	Common	Preferred (2)	Total	Common	Preferred (2)

06/18/18	06/29/18	Until 12/31/19	126,479	273,521	400,000	107,507	232,493	340,000	0.188823	0.207705
09/05/18	09/17/18	Until 12/31/19	885,353	1,914,647	2,800,000	752,550	1,627,450	2,380,000	1.321761	1.453937
12/04/18	12/17/18	Until 12/31/19	426,867	923,133	1,350,000	362,837	784,663	1,147,500	0.637278	0.701006
Total			1,438,699	3,111,301	4,550,000	1,222,894	2,644,606	3,867,500

2017

Dates			Gross Amount			Net Value			Amount per Share (1)
		Beginning of
Approval	Credit	Payment	Common	Preferred (2)	Total	Common	Preferred (2)	Total	Common	Preferred (2)

02/13/17	02/24/17	08/21/18	56,916	123,084	180,000	48,379	104,621	153,000	0.084970	0.093467
03/20/17	03/31/17	08/21/18	110,669	239,331	350,000	94,069	203,431	297,500	0.165220	0.181742
06/19/17	06/30/17	08/21/18	30,039	64,961	95,000	25,533	55,217	80,750	0.044845	0.049330
09/18/17	09/29/17	08/21/18	96,440	208,560	305,000	81,974	177,276	259,250	0.143978	0.158375
12/14/17	12/26/17	08/21/18	470,072	1,016,567	1,486,639	399,561	864,082	1,263,643	0.701779	0.771957
Total			764,136	1,652,503	2,416,639	649,516	1,404,627	2,054,143

(1)   The amounts of IOE are calculated and stated net of IRRF. The immune shareholders received the full  IOE amount, without withholding income tax at source.

(2)   The gross and net values for the preferred shares are 10% higher than those attributed to each common share, as per Article 7 of the Company's Articles of Incorporation.

Schedule of changes in other comprehensive income

	Financial assets at		Currency translation
	fair value through other		effects - foreign
	comprehensive income	Derivative transactions	investments	Total
Balances at 12/31/16	(8,881)	3,549	16,793	11,461
Translation gains	—	—	11,239	11,239
Losses from future contracts	—	(1,595)	—	(1,595)
Gains on financial assets at fair value through other comprehensive income	223	—	—	223
Balances at 12/31/17	(8,658)	1,954	28,032	21,328
Translation gains	—	—	9,927	9,927
Losses from future contracts	—	(1,618)	—	(1,618)
Losses on financial assets at fair value through other comprehensive income	(412)	—	—	(412)
Balances at 12/31/18	(9,070)	336	37,959	29,225

Schedule of calculation of earnings per share

	2018	2017	2016
Net income for the year	8,928,258	4,608,790	4,085,242
Common shares	2,823,093	1,457,288	1,291,743
Preferred shares	6,105,165	3,151,502	2,793,499

Number of shares (thousands):	1,688,694	1,688,694	1,688,694
Weighted average number of outstanding common shares for the year	569,354	569,354	569,354
Weighted average number of outstanding preferred shares for the year	1,119,340	1,119,340	1,119,340
Basic and diluted earnings per share:
Common shares	4.96	2.56	2.27
Preferred shares	5.45	2.82	2.50